Document And Entity Information	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	Beam Therapeutics Inc.
Entity Central Index Key	0001745999
Entity Emerging Growth Company	false
Securities Act File Number	001-39208
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5238376
Entity Address, Address Line One	238 Main Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	327-8775
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BEAM
Security Exchange Name	NASDAQ